SHAREHOLDER EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity [Abstract]
SHAREHOLDER EQUITY

NOTE 9 – SHAREHOLDER EQUITY

Preferred Stock

The Company is authorized to issue 10,000,000 shares of blank check preferred stock, $0.0001 par value per share. No preferred shares were issued or outstanding as of June 30, 2026 and December 31, 2025.

Common Stock

The Company is authorized to issue 250,000,000 shares of common stock, $0.0001 par value per share. There were 21,758,300 and 20,673,200 shares of common stock issued and outstanding as of June 30, 2026 and December 31, 2025, respectively.

Effective June 26, 2025, the Company conducted a forward-split such that 25,000 shares of common stock became 15,000,000 shares of common stock. The forward stock split has been retroactively adjusted throughout these unaudited condensed consolidated financial statements and footnotes.

On January 6, 2026, the Company sold and issued 160,000 shares of common stock to an accredited investor in a private placement at a purchase price of $5.00 per share, for aggregate gross proceeds of $800,000.

On April 24, 2026, the Company sold and issued an aggregate of 519,258 shares of common stock to certain accredited investors at a purchase price of $5.00 per share, for aggregate gross proceeds of $2,596,290. The Company used the proceeds from the April 2026 Private Placements for working capital and to redeem certain Seed Notes.

During the six months ended June 30, 2026, the Company issued a total of 288,342 shares of common stock in its ongoing offering pursuant to Regulation A at $5.00 per share, for aggregate gross proceeds of $1,441,710. Of those shares, 111,780 were issued in six closings that settled during the three months ended March 31, 2026, for aggregate gross proceeds of $558,900.

During the six months ended June 30, 2026, the Company offset $291,408 of amortized deferred offering cost and $113,921 of additional offering costs against the aggregate gross proceeds of the equity capital raise. The amounts reported for common stock issued for cash in the condensed consolidated statements of shareholders’ equity are presented net of offering costs charged against equity.

In connection with the April 2026 Private Placements, Mr. Trawick sold an aggregate of 3,196,737 shares of the Company’s Common Stock to the same accredited investors that were purchasers in the April 2026 Private Placements (the “Founder Share Sale”). The purchase price per share in the Founder Share Sale was $0.10, and Mr. Trawick received gross proceeds of approximately $320,000. The Company was not a party to the Founder Share Sale and did not receive any proceeds from the sale of shares by Mr. Trawick.

Restricted Stock

The Company maintains a single equity incentive plan, the 2025 Long-Term Incentive Plan. The plan authorizes 6,000,000 shares of common stock for issuance. During the period ended June 30, 2026, the Company granted a total of 117,500 shares of Company’s common stock to consultants for services under the Company’s 2025 Long-Term Incentive Plan. The awarded shares are immediately vested. The fair market value of the common stock granted during the six months ended June 30, 2026 was $587,501. The $587,501 aggregate fair value reflects a value of $5.00 per share, the price at which the Company contemporaneously sold shares of common stock for cash to third-party investors in its Regulation A offering and private placements. The increase from the per-share value of shares issued for services during 2025 reflects this contemporaneous, arm’s-length cash price.

Warrants

In connection with closings of the Company’s Regulation A offering, the Company issued warrants to the placement agents as part of their underwriting compensation to purchase 10,380 shares of the Company’s common stock. The warrants have an exercise price of $6.25 and with a five-year life. The fair value of the warrants was $28,375, which was recorded as a cost of capital on the equity statement.

The aggregate fair value of the warrants measured during the period ended June 30, 2026 were calculated using the Black-Scholes option pricing model based on the following assumptions:

Period Ended June 30, 2026
Fair value of common stock on measurement date	$5.00 per share
Risk free interest rate (1)	4.27%
Volatility (2)	67.47%
Dividend yield (3)	0%
Expected term (in years)	5

(1)	The risk-free interest rate was determined by management using the market yield on U.S. Treasury securities with comparable terms as of the measurement date.
(2)	Expected volatility was estimated based on the historical volatility of comparable publicly traded companies, as the Company does not have sufficient trading history of its own stock. The Company selected peer companies in a similar industry, with a similar business model and economic risk characteristics, and computed expected volatility based on the average historical volatility of those companies over a period consistent with the expected term of the options.
(3)	The Company does not expect to pay a dividend in the foreseeable future.

The following table summarizes the stock warrant activity for the six months ended June 30, 2026:

		Weighted-Average Exercise Price Per Share
Outstanding, December 31, 2025	–	–
Granted	10,380	–
Exercised	–	–
Forfeited	–	–
Expired	–	–
Outstanding, June 30, 2026	10,380	$6.25
Exercisable, June 30, 2026	10,380	$6.25

As of June 30, 2026, the remaining weighted average term for the outstanding stock warrant is 4.44 years.

NOTE 8 – SHAREHOLDER EQUITY

Preferred Stock

The Company is authorized to issue 10,000,000 shares of blank check preferred stock, $0.0001 par value per share. No preferred shares were issued or outstanding as of December 31, 2025 and December 31, 2024.

Common Stock

The Company is authorized to issue 250,000,000 shares of common stock, $0.0001 par value per share. There were 20,673,200 and 15,000,000 shares of common stock issued and outstanding as of December 31, 2025 and December 31, 2024, respectively.

On June 26, 2025, the sole shareholder of RoboCent, Inc. approved an Agreement and Plan of Merger with FullPAC, Inc. FullPAC, Inc. was incorporated in the State of Nevada on June 25, 2025 by the sole shareholder of RoboCent, Inc. Pursuant to the Agreement and Plan of Merger, the sole shareholder of RoboCent, Inc. received the same class and number of shares of stock in FullPAC, Inc. as he previously held in RoboCent, Inc., FullPAC, Inc. became the sole shareholder of RoboCent, Inc., and RoboCent, Inc. became a wholly owned subsidiary of FullPAC, Inc. The transaction was accounted for as a common control transaction under FASB ASC 805.

Effective June 26, 2025, the Company conducted a forward-split such that 25,000 shares of common stock became 15,000,000 shares of common stock. The forward stock split has been retroactively adjusted throughout these financial statements and footnotes.

During the year ended December 31, 2025, the Company granted a total of 5,720,000 shares of Company’s common stock to various employees, executives, directors and consultants for services. The awarded shares are immediately vested. The Company obtained a valuation to appraise the company’s common stock to determine the fair market value of the strike price for the stock awards. The Company determined that the fair market value of the common stock granted during the year ended December 31, 2025 was $343,200.

During the year ended December 31, 2025, 95,000 shares of Company’s common stock that were previously issued for services during the same year were cancelled and returned to the Company due to the termination of the agreement.

During the year ended December 31, 2025, the Company issued a total of 48,200 shares for a total cash consideration of $36,465.